Taxation	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Taxation
Taxation
The Group’s income tax expense recognized in the consolidated statement of profit or loss and other comprehensive loss was as follows:

	2018	2017	2016
Deferred income tax expense	(294,056)	(21,415)	—
Deferred income tax gain	131,879	39,188	131,055
	(162,177)	17,773	131,055

The Group’s effective income tax expense differed from the expected theoretical amount computed by applying the Group’s applicable weighted average tax rate of 21.1% in 2018 (2017: 21.7%, 2016: 21.5%) as summarized in the following table:

Reconciliation	2018	2017	2016
Loss before income tax	(11,334,224)	(24,427,247)	(30,793,306)
Income tax at statutory tax rates applicable to results in the respective countries	2,397,177	5,311,030	6,629,237
Effect of unrecognized temporary differences	140,371	193,598	(27,072)
Effect of unrecognized taxable losses	(2,553,594)	(5,429,935)	(6,360,837)
Effect of previously unrecognised deferred tax asset	114,116	39,189	131,055
Effect of expenses deductible for tax purposes	—	9,696	2,505
Effect of expenses not considerable for tax purposes	—	—	23,716
Effect of impact from application of different tax rates	(260,247)	(105,805)	(267,695)
Effect of unrecognized taxable losses in equity	—	—	146
Income tax gain	(162,177)	17,773	131,055

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of December 31 is presented below:

Deferred Tax Liabilities	December 31, 2018	December 31, 2017
Intangible assets	(627,540)	(349,052)
Hercules Loan Facility	(889)	(47,477)
Derivative financial asset	(17,763)	—
Total	(646,192)	(396,529)

Deferred Tax Asset	December 31, 2018	December 31, 2017
Net operating loss (NOL)	305,206	217,720
Total	305,206	217,720

Deferred Tax, net	(340,986)	(178,809)

Deferred Tax 2018	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(349,052)	(276,293)	(2,195)	(627,540)
Hercules Loan Facility	(47,477)	46,588	—	(889)
Derivative financial asset	—	(17,763)	—	(17,763)
Net operating loss (NOL)	217,720	85,291	2,195	305,206
Total	(178,809)	(162,177)	—	(340,986)

Deferred Tax 2017	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(327,637)	(21,415)	—	(349,052)
Hercules Loan Facility	(76,390)	28,913	—	(47,477)
Net operating loss (NOL)	207,445	10,275	—	217,720
Total	(196,582)	17,773	—	(178,809)

As of December 31, 2018, the Group had total gross tax loss carry forwards amounting to CHF 151.4 million (2017: CHF 142 million), of which CHF 150.3 million related to Auris Medical AG, Auris Medical Holding AG and Otolanum AG in Switzerland and CHF 1.1 million to Auris Medical Inc. in the United States (2017: CHF 140.9 million for Auris Medical AG and Otolanum AG and CHF 1.1 million for Auris Medical Inc.).
The Group’s tax loss carry-forwards with their expiry dates are as follows:

	December 31, 2018	December 31, 2017
Within 1 year	8,173,993	1,754,398
Between 1 and 3 years	41,980,704	31,089,191
Between 3 and 7 years	100,136,349	108,055,089
More than 7 years	1,070,993	1,072,260
Total	151,362,039	141,970,938
The tax effect of the major unrecognized temporary differences and loss carry-forwards is presented in the table below:

	December 31, 2018	December 31, 2017
Deductible temporary differences
Employee benefit plan	143,271	433,816
Stock option plans	148,407	400,764
Total potential tax assets	291,678	834,580
Taxable unrecognized temporary differences
Property and equipment	—	—
Total unrecognized potential tax liabilities	—	—
Offsetting potential tax liabilities with potential tax assets	—	—
Net potential tax assets from temporary differences not recognized	291,678	834,580
Potential tax assets from loss carry-forwards not recognized	31,387,022	29,959,963
Total potential tax assets from loss carry-forwards and temporary differences not recognized	31,678,700	30,794,543